Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
LEASES
12.	LEASES

The Company is obligated under capital leases agreement of motor vehicles that will expire during 2012. At December 31, 2011 and 2010, the gross amount of the motor vehicles and related accumulated amortization recorded under capital leases were as follows:

Amortization of assets held under capital leases is included with depreciation expenses.

The Company leases certain of its office and factory premises under various operating leases which the rent payables are charged to the consolidated statements of income on a straight-line basis over the term of the relevant leases including any periods of free rent. In addition to the future minimum lease payments, the terms of the leases in respect of the retail shops in the PRC and Hong Kong provide for the payment of contingent rentals based on a percentage of sales in excess of stipulated amounts. Rental expenses for operating leases for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Minimum rentals	8,856	4,072	2,935
Contingent rentals	17,572	11,026	8,984

Total rental expenses	26,428	15,098	11,919

Future minimum capital lease payments under capitalized leases and non-cancellable operating leases are approximately as follows:

	As of December 31, 2011		As of December 31, 2010
	Capitalized leases	Operating leases	Capitalized leases	Operating leases
	US$	US$	US$	US$
2011	—	—	52	2,772
2012	31	6,853	31	688
2013	—	2,207	—	47
2014	—	787	—	45
2015	—	42	—	66
2016	—	20	—	—

Total future minimum lease payments	31	9,909	83	3,618

Less: Amount representing interest at 3.5%	(1)		(5)

Present value of net minimum capital lease payments	30		78
Less current instalments of obligations under capital leases	(30)		(48)

Obligations under capital leases, excluding current instalments	—		30

The Company leases certain of its office and quarters from a related party with two years lease terms expiring in 2012 and 2013. Rental expenses for operating leases paid to the related party are included in the data presented above. Total rent expenses associated with these leases were US$231, US$240 and US$246 for the years ended December 31, 2011, 2010 and 2009 respectively.